Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 20.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.017%, (COF + 0.65%), 10/15/22(1)	$0(2)	$ 116
Series 2135, Class JZ, 6.00%, 3/15/29	314	329,652
Series 3866, Class DF, 3.449%, (1 mo. USD LIBOR + 1.45%), 5/15/41(1)	1,044	1,033,720
Series 4102, Class DF, 2.863%, (1 mo. USD LIBOR + 1.15%), 9/15/42(1)	271	261,712
Series 4159, Class FP, 2.613%, (1 mo. USD LIBOR + 0.90%), 11/15/42(1)	656	621,406
Series 4180, Class KF, 2.713%, (1 mo. USD LIBOR + 1.00%), 1/15/43(1)	3,163	3,013,310
Series 4204, Class AF, 2.713%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	540	506,905
Series 4212, Class NS, 3.001%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(3)	1,693	1,846,198
Series 4223, Class NF, 2.663%, (1 mo. USD LIBOR + 0.95%), 7/15/43(1)	1,931	1,840,487
Series 4249, Class CF, 2.513%, (1 mo. USD LIBOR + 0.80%), 9/15/43(1)	7,082	7,266,028
Series 4299, Class JG, 2.50%, 7/15/43	818	805,913
Series 4389, Class CA, 3.00%, 9/15/44	1,451	1,420,101
Series 4619, Class KF, 2.463%, (1 mo. USD LIBOR + 0.75%), 6/15/39(1)	710	725,809
Series 4678, Class PC, 3.00%, 1/15/46	1,837	1,806,100
Series 4876, Class FA, 2.699%, (1 mo. USD LIBOR + 0.70%), 5/15/49(1)	7,866	8,019,703
Series 4995, Class ZN, 2.50%, 7/25/50	1,010	869,709
Series 5009, Class ZN, 3.50%, 7/25/50	4,941	4,772,937
Series 5020, Class EZ, 2.00%, 10/25/50	10,739	8,283,547
Series 5021, Class CZ, 2.00%, 10/25/50	3,707	2,729,425
Series 5021, Class NZ, 2.00%, 10/25/50	3,145	2,396,206
Series 5028, Class AZ, 2.00%, 10/25/50	985	728,539
Series 5028, Class TZ, 2.00%, 10/25/50	2,646	2,068,544
Series 5028, Class ZA, 2.00%, 10/25/50	1,132	842,831
Series 5028, Class ZT, 2.00%, 10/25/50	2,202	1,660,993
Series 5031, Class Z, 2.50%, 10/25/50	8	5,434
Series 5035, Class AZ, 2.00%, 11/25/50	1,439	1,092,057
Series 5035, Class ZK, 2.50%, 11/25/50	16,763	14,599,079
Series 5035, Class ZT, 2.00%, 10/25/50	1,609	1,214,138
Series 5036, Class Z, 2.00%, 11/25/50	14,495	10,920,061
Series 5037, Class QZ, 2.00%, 11/25/50	6,461	4,868,742
Series 5037, Class ZQ, 2.00%, 11/25/50	760	569,518
Series 5038, Class Z, 2.50%, 10/25/50	4	2,433
Series 5038, Class ZN, 2.00%, 11/25/50	1,775	1,306,056
Series 5039, Class PZ, 2.00%, 11/25/50	1,148	850,674
Series 5039, Class ZJ, 2.00%, 11/25/50	349	256,528
Series 5040, Class TZ, 2.50%, 11/25/50	4,212	3,225,262
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5048, Class CZ, 2.00%, 12/25/50	$1,851	$ 1,372,117
Series 5050, Class DZ, 2.00%, 11/25/50	3,584	2,670,274
Series 5050, Class ZC, 2.00%, 12/25/50	6,163	4,680,989
Series 5050, Class ZJ, 2.00%, 12/25/50	7,991	6,040,930
Series 5054, Class DZ, 2.00%, 12/25/50	15,217	11,473,853
Series 5057, Class AZ, 2.00%, 12/25/50	3,008	2,028,355
Series 5058, Class CZ, 2.00%, 1/25/51	8,546	6,601,537
Series 5058, Class Z, 2.00%, 1/25/51	696	515,558
Series 5058, Class ZA, 2.00%, 1/25/51	1,011	751,042
Series 5058, Class ZH, 3.00%, 5/25/50	3,053	2,730,479
Series 5068, Class UZ, 2.50%, 1/25/51	9,283	8,186,374
Series 5071, Class CS, 2.236%, (3.30% - 30-day average SOFR), 2/25/51(3)	7,039	5,082,892
Series 5071, Class SP, 2.236%, (3.30% - 30-day average SOFR), 2/25/51(3)	9,615	7,786,710
Series 5072, Class ZU, 2.50%, 2/25/51	2,957	2,535,553
Series 5083, Class SK, 2.447%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(3)	8,720	6,750,230
Series 5083, Class ZW, 2.50%, 3/25/51	4,958	4,225,713
Series 5090, Class PZ, 2.50%, 3/25/51	518	441,944
Series 5093, Class Z, 3.00%, 1/25/51	1	807
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,759
Series 5101, Class EZ, 2.00%, 3/25/51	1,993	1,397,069
Series 5104, Class WZ, 3.00%, 4/25/51	875	714,865
Series 5114, Class ZH, 3.00%, 5/25/51	1,342	1,141,227
Series 5123, Class JZ, 2.00%, 7/25/51	761	538,161
Series 5129, Class CZ, 3.00%, 8/25/50	14,653	12,813,855
Series 5129, Class HZ, 1.25%, 4/25/50	2,369	2,132,345
Series 5129, Class TZ, 2.50%, 8/25/51	3,283	3,025,361
Series 5129, Class WZ, 3.00%, 8/25/50	1	857
Series 5129, Class ZE, 3.00%, 9/25/50	200	166,068
Series 5129, Class ZH, 3.00%, 7/25/50	1	857
Series 5129, Class ZW, 3.00%, 8/25/50	1	573
Series 5131, Class QZ, 3.00%, 7/25/51	3,396	3,089,747
Series 5132, Class LZ, 2.50%, 8/25/51	8,346	7,062,209
Series 5135, Class MZ, 2.50%, 8/25/51	12,644	10,896,605
Series 5136, Class ZJ, 2.50%, 8/25/51	17,001	14,507,011
Series 5139, Class DZ, 2.50%, 9/25/51	10,133	8,615,470
Series 5139, Class EZ, 2.50%, 9/25/51	11,753	9,915,600
Series 5140, Class WZ, 2.50%, 9/25/51	6,630	5,708,119
Series 5141, Class ZJ, 2.50%, 9/25/51	12,337	10,529,048
Series 5141, Class ZP, 3.00%, 4/25/50	12,027	10,684,279
Series 5144, Class Z, 2.50%, 9/25/51	34,963	30,252,264
Series 5148, Class AZ, 2.50%, 10/25/51	38,307	33,317,967
Series 5150, Class QZ, 2.50%, 10/25/51	4,665	4,072,183
Series 5150, Class ZJ, 2.50%, 10/25/51	13,461	11,597,266

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5150, Class ZN, 2.50%, 10/25/51	$1,179	$ 898,790
Series 5159, Class KZ, 3.00%, 11/25/51	6,437	5,789,889
Series 5159, Class MZ, 3.00%, 11/25/51	977	800,739
Series 5159, Class ZP, 3.00%, 11/25/51	4,402	3,990,227
Series 5159, Class ZT, 3.00%, 11/25/51	8,803	8,143,319
Series 5160, Class ZW, 3.00%, 8/25/50	2,606	2,260,283
Series 5160, Class ZY, 3.00%, 10/25/50	30,488	27,639,009
Series 5163, Class Z, 3.00%, 11/25/51	5,526	4,882,484
Series 5166, Class ZN, 3.00%, 9/25/50	9,921	9,470,193
Series 5168, Class MZ, 3.00%, 10/25/51	6,305	5,691,068
Series 5169, Class JZ, 3.00%, 1/25/49	369	320,138
Interest Only:(4)
Series 354, Class C11, 3.50%, 7/15/46	9,620	1,721,198
Series 354, Class C15, 3.50%, 11/15/46	8,647	1,671,381
Series 362, Class C7, 3.50%, 9/15/47	15,275	2,435,481
Series 362, Class C11, 4.00%, 12/15/47	4,645	817,450
Series 362, Class C12, 4.00%, 12/15/47	9,463	1,790,041
Series 380, Class C1, 3.00%, 1/25/50	34,305	5,372,271
Series 380, Class C5, 3.50%, 1/25/50	10,981	1,727,062
Series 3030, Class SL, 4.101%, (6.10% - 1 mo. USD LIBOR), 9/15/35(3)	1,120	158,611
Series 3114, Class TS, 4.651%, (6.65% - 1 mo. USD LIBOR), 9/15/30(3)	2,165	170,550
Series 3339, Class JI, 4.591%, (6.59% - 1 mo. USD LIBOR), 7/15/37(3)	1,029	149,224
Series 4088, Class EI, 3.50%, 9/15/41	83	907
Series 4094, Class CS, 4.001%, (6.00% - 1 mo. USD LIBOR), 8/15/42(3)	859	155,431
Series 4109, Class SA, 4.201%, (6.20% - 1 mo. USD LIBOR), 9/15/32(3)	1,167	149,060
Series 4497, Class CS, 4.201%, (6.20% - 1 mo. USD LIBOR), 9/15/44(3)	234	7,946
Series 4507, Class EI, 4.00%, 8/15/44	3,237	408,263
Series 4507, Class MI, 3.50%, 8/15/44	361	14,589
Series 4549, Class DS, 3.901%, (5.90% - 1 mo. USD LIBOR), 8/15/45(3)	997	86,645
Series 4601, Class IN, 3.50%, 7/15/46	15,236	2,536,640
Series 4625, Class BI, 3.50%, 6/15/46	2,979	471,110
Series 4637, Class IP, 3.50%, 4/15/44	192	7,061
Series 4672, Class LI, 3.50%, 1/15/43	121	1,437
Series 4749, Class IL, 4.00%, 12/15/47	1,067	201,257
Series 4768, Class IO, 4.00%, 3/15/48	1,235	240,608
Series 4768, Class KI, 4.00%, 11/15/47	2,158	423,133
Series 4772, Class PI, 4.00%, 1/15/48	1,341	261,410
Series 4791, Class JI, 4.00%, 5/15/48	1,927	346,618
Series 4791, Class SA, 4.201%, (6.20% - 1 mo. USD LIBOR), 5/15/48(3)	5,304	707,191
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4796, Class AS, 4.201%, (6.20% - 1 mo. USD LIBOR), 5/15/48(3)	$3,359	$ 453,840
Series 4808, Class IB, 4.00%, 5/15/48	5,189	963,553
Series 4966, Class SY, 3.791%, (6.05% - 1 mo. USD LIBOR), 4/25/50(3)	4,757	725,104
Series 5008, Class IE, 2.00%, 9/25/50	70,125	8,306,603
Series 5010, Class I, 2.00%, 9/25/50	32,807	3,907,492
Series 5010, Class IB, 2.00%, 9/25/50	48,690	5,767,559
Series 5010, Class IN, 2.00%, 9/25/50	88,484	10,794,291
Series 5010, Class NI, 2.00%, 9/25/50	18,289	2,174,979
Series 5016, Class UI, 2.00%, 9/25/50	15,581	1,845,619
Series 5017, Class DI, 2.00%, 9/25/50	32,275	3,823,067
Series 5019, Class CI, 2.00%, 10/25/50	26,349	3,176,294
Series 5020, Class CI, 2.00%, 9/25/50	6,509	761,188
Series 5022, Class AI, 2.00%, 10/25/50	35,110	4,232,690
Series 5024, Class CI, 2.00%, 10/25/50	106,685	13,132,471
Series 5025, Class GI, 2.00%, 10/25/50	11,409	1,375,618
Series 5028, Class TI, 2.00%, 10/25/50	14,737	1,485,820
Series 5038, Class DI, 2.00%, 11/25/50	84,374	10,364,145
Series 5051, Class S, 2.086%, (3.60% - 30-day average SOFR), 12/25/50(3)	32,088	2,563,088
Series 5070, Class CI, 2.00%, 2/25/51	79,856	10,536,819
Series 5191, Class IB, 2.50%, 2/25/51	55,081	7,854,727
Principal Only:(5)
Series 213, Class PO, 0.00%, 6/1/31	1,203	1,074,241
Series 239, Class PO, 0.00%, 8/15/36	576	467,987
Series 246, Class PO, 0.00%, 5/15/37	1,384	1,195,916
Series 3072, Class WO, 0.00%, 11/15/35	516	438,618
Series 3342, Class KO, 0.00%, 7/15/37	185	160,931
Series 3476, Class PO, 0.00%, 7/15/38	238	195,078
Series 3862, Class PO, 0.00%, 5/15/41	543	446,514
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,725,402
Federal National Mortgage Association:
Series 1993-203, Class PL, 6.50%, 10/25/23	21	20,964
Series 1994-14, Class F, 4.296%, (12 mo. USD LIBOR + 1.60%), 10/25/23(1)	19	19,312
Series 2001-4, Class GA, 9.00%, 4/17/25(6)	0(2)	40
Series 2009-48, Class WA, 5.817%, 7/25/39(6)	304	317,875
Series 2009-62, Class WA, 5.579%, 8/25/39(6)	430	449,093
Series 2010-112, Class DZ, 4.00%, 10/25/40	360	362,270
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(3)	150	153,455
Series 2012-51, Class FD, 2.839%, (1 mo. USD LIBOR + 0.58%), 5/25/42(1)	19,348	19,544,306
Series 2012-103, Class ZP, 3.00%, 9/25/42	778	695,470
Series 2012-115, Class MX, 1.485%, (3.46% - 1 mo. USD LIBOR x 1.154), 10/25/42(3)	652	299,457

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2012-128, Class SH, 1.741%, (4.00% - 1 mo. USD LIBOR), 11/25/42(3)	$3,796	$ 2,843,065
Series 2012-128, Class WS, 1.741%, (4.00% - 1 mo. USD LIBOR), 11/25/42(3)	549	390,359
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,084	971,609
Series 2013-52, Class GA, 1.00%, 6/25/43	673	628,534
Series 2013-58, Class SC, 2.612%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(3)	2,651	2,472,582
Series 2013-67, Class NF, 3.259%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	631	638,341
Series 2014-1, Class HF, 3.213%, (1 mo. USD LIBOR + 1.50%), 6/25/43(1)	730	696,209
Series 2014-5, Class LB, 2.50%, 7/25/43	72	72,152
Series 2015-74, Class SL, 1.023%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(3)	1,883	1,205,574
Series 2016-26, Class KS, 1.297%, (5.25% - 1 mo. USD LIBOR x 1.75), 11/25/42(3)	1,610	1,431,906
Series 2017-15, Class LE, 3.00%, 6/25/46	180	179,184
Series 2017-56, Class KF, 2.713%, (1 mo. USD LIBOR + 1.00%), 7/25/47(1)	561	568,584
Series 2017-56, Class KS, 3.287%, (5.00% - 1 mo. USD LIBOR), 7/25/47(3)	314	229,421
Series 2019-1, Class FA, 2.859%, (1 mo. USD LIBOR + 0.60%), 2/25/49(1)	7,683	7,639,331
Series 2019-8, Class FD, 2.959%, (1 mo. USD LIBOR + 0.70%), 3/25/49(1)	25,750	26,256,090
Series 2019-9, Class LF, 2.809%, (1 mo. USD LIBOR + 0.55%), 3/25/49(1)	10,482	10,563,436
Series 2019-16, Class AF, 2.809%, (1 mo. USD LIBOR + 0.55%), 4/25/49(1)	8,212	8,301,964
Series 2020-45, Class MA, 1.393%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(3)	1,126	1,039,449
Series 2020-63, Class ZN, 3.00%, 9/25/50	298	252,540
Series 2020-81, Class CZ, 2.00%, 11/25/50	4,889	3,724,203
Series 2020-86, Class ZK, 2.00%, 12/25/50	4,185	3,142,022
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,349	1,149,637
Series 2020-95, Class BZ, 2.50%, 1/25/51	378	340,313
Series 2020-95, Class ZT, 2.00%, 1/25/51	3,399	2,568,108
Series 2020-96, Class DZ, 2.50%, 1/25/51	8,339	7,204,174
Series 2020-96, Class EZ, 2.50%, 1/25/51	636	551,242
Series 2020-96, Class KZ, 2.50%, 1/25/51	303	264,716
Series 2021-3, Class ZH, 2.50%, 2/25/51	1,651	1,427,527
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,028	759,232
Series 2021-11, Class KZ, 3.00%, 6/25/50	530	533,859
Series 2021-14, Class GZ, 2.50%, 3/25/51	664	491,524
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,182	1,824,489
Series 2021-40, Class ZB, 3.00%, 6/25/51	60	48,738
Series 2021-42, Class ZA, 3.00%, 2/25/51	5,055	4,413,018
Series 2021-42, Class ZD, 3.00%, 11/25/50	5,722	5,028,190
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2021-45, Class DZ, 3.00%, 7/25/51	$728	$ 587,643
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,191	888,167
Series 2021-52, Class JZ, 2.50%, 8/25/51	14,655	12,635,863
Series 2021-54, Class HZ, 2.50%, 6/25/51	7,362	6,267,933
Series 2021-54, Class ZJ, 2.50%, 8/25/51	21,971	18,931,434
Series 2021-55, Class ZN, 2.50%, 8/25/51	349	258,295
Series 2021-56, Class HZ, 2.50%, 9/25/51	30,464	26,968,790
Series 2021-56, Class LZ, 2.50%, 9/25/51	13,870	12,332,343
Series 2021-56, Class YZ, 2.50%, 9/25/51	33,015	28,394,277
Series 2021-57, Class ZW, 2.50%, 7/25/51	18,572	15,842,604
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,422	1,068,080
Series 2021-61, Class Z, 2.50%, 9/25/51	12,600	10,957,287
Series 2021-63, Class QZ, 2.50%, 6/25/51	9,427	8,017,815
Series 2021-64, Class ZJ, 2.50%, 10/25/51	17,084	14,717,658
Series 2021-66, Class JZ, 2.50%, 10/25/51	12,685	11,082,136
Series 2021-69, Class JZ, 2.50%, 10/25/51	13,298	11,550,764
Series 2021-77, Class WZ, 3.00%, 8/25/50	2,086	1,757,223
Series 2021-77, Class Z, 3.00%, 5/25/51	15,526	13,846,271
Series 2021-79, Class Z, 3.00%, 11/25/51	16,533	14,627,367
Series 2021-95, Class ZC, 3.00%, 8/25/51	4,494	4,081,013
Series 2022-2, Class ZN, 3.00%, 2/25/52	11,275	10,145,468
Series G93-17, Class FA, 3.259%, (1 mo. USD LIBOR + 1.00%), 4/25/23(1)	1	1,320
Series G97-4, Class FA, 2.956%, (1 mo. USD LIBOR + 0.80%), 6/17/27(1)	78	78,215
Interest Only:(4)
Series 296, Class 2, 8.00%, 4/25/24	10	121
Series 424, Class C8, 3.50%, 2/25/48	4,339	687,643
Series 2004-60, Class SW, 4.791%, (7.05% - 1 mo. USD LIBOR), 4/25/34(3)	1,041	67,165
Series 2005-68, Class XI, 6.00%, 8/25/35	1,362	289,270
Series 2006-65, Class PS, 4.961%, (7.22% - 1 mo. USD LIBOR), 7/25/36(3)	832	145,562
Series 2007-99, Class SD, 4.141%, (6.40% - 1 mo. USD LIBOR), 10/25/37(3)	1,311	188,686
Series 2007-102, Class ST, 4.181%, (6.44% - 1 mo. USD LIBOR), 11/25/37(3)	690	83,173
Series 2011-59, Class IW, 6.00%, 7/25/41	938	190,890
Series 2011-82, Class AI, 5.50%, 8/25/26	0(2)	5
Series 2011-101, Class IC, 3.50%, 10/25/26	1,333	58,117
Series 2012-147, Class SA, 3.841%, (6.10% - 1 mo. USD LIBOR), 1/25/43(3)	849	161,849
Series 2014-41, Class SA, 3.791%, (6.05% - 1 mo. USD LIBOR), 7/25/44(3)	839	144,850
Series 2014-55, Class IL, 3.50%, 9/25/44	671	132,539
Series 2014-55, Class IN, 3.50%, 7/25/44	729	135,196
Series 2014-89, Class IO, 3.50%, 1/25/45	1,118	246,819

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2015-22, Class GI, 3.50%, 4/25/45	$370	$ 65,583
Series 2015-31, Class SG, 3.841%, (6.10% - 1 mo. USD LIBOR), 5/25/45(3)	871	201,941
Series 2015-36, Class IL, 3.00%, 6/25/45	966	139,766
Series 2016-61, Class DI, 3.00%, 4/25/46	758	70,735
Series 2018-21, Class IO, 3.00%, 4/25/48	4,586	789,662
Series 2018-42, Class IA, 3.50%, 6/25/47	1,307	184,797
Series 2019-1, Class SA, 3.141%, (5.40% - 1 mo. USD LIBOR), 2/25/49(3)	5,371	515,446
Series 2020-23, Class SP, 3.791%, (6.05% - 1 mo. USD LIBOR), 2/25/50(3)	13,743	2,106,634
Series 2020-45, Class HI, 2.50%, 7/25/50	7,364	1,020,490
Series 2020-62, Class DI, 2.00%, 9/25/50	40,677	4,954,453
Series 2020-72, Class DI, 2.00%, 10/25/50	25,545	3,049,651
Series 2020-72, Class IA, 2.00%, 10/25/50	26,705	3,248,839
Series 2020-73, Class NI, 2.00%, 10/25/50	42,423	5,127,048
Series 2020-89, Class PI, 2.50%, 12/25/50	14,656	2,090,011
Series 2020-94, Class DI, 2.00%, 1/25/51	16,018	1,957,895
Series 2021-3, Class KI, 2.50%, 2/25/51	31,087	3,833,981
Series 2021-3, Class LI, 2.50%, 2/25/51	29,195	3,961,675
Series 2021-10, Class EI, 2.00%, 3/25/51	12,652	1,470,032
Series 2021-73, Class AI, 2.50%, 6/25/49	8,585	869,266
Series 2021-94, Class CI, 3.00%, 1/25/52	12,554	1,947,097
Series 2022-6, Class IO, 2.50%, 7/25/51	33,549	4,837,040
Principal Only:(5)
Series 379, Class 1, 0.00%, 5/25/37	1,240	1,030,542
Series 380, Class 1, 0.00%, 7/25/37	300	249,798
Series 2007-17, Class PO, 0.00%, 3/25/37	210	178,983
Series 2009-82, Class PO, 0.00%, 10/25/39	597	495,376
Series 2012-5, Class PO, 0.00%, 12/25/39	372	316,855
Series 2012-61, Class PO, 0.00%, 8/25/37	1,775	1,487,136
Series 2014-9, Class DO, 0.00%, 2/25/43	7,575	5,967,788
Series 2014-17, Class PO, 0.00%, 4/25/44	1,256	977,065
Government National Mortgage Association:
Series 2012-77, Class MT, 2.546%, (1 mo. USD LIBOR + 0.39%), 5/16/41(1)	435	418,413
Series 2014-H20, Class MF, 1.77%, (1 mo. USD LIBOR + 0.65%), 10/20/64(1)	5,971	5,998,710
Series 2015-144, Class KB, 3.00%, 8/20/44	503	448,426
Series 2015-H03, Class FD, 1.76%, (1 mo. USD LIBOR + 0.64%), 1/20/65(1)	20,983	21,069,928
Series 2015-H05, Class FB, 1.76%, (1 mo. USD LIBOR + 0.64%), 2/20/65(1)	20,594	20,665,405
Series 2016-168, Class JF, 2.713%, (1 mo. USD LIBOR + 1.00%), 11/20/46(1)	266	262,143
Series 2017-121, Class DF, 2.626%, (1 mo. USD LIBOR + 0.50%), 8/20/47(1)	3,732	3,736,881
Series 2017-137, Class AF, 2.626%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	1,667	1,668,080
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2018-H18, Class FG, 1.72%, (1 mo. USD LIBOR + 0.60%), 10/20/68(1)	$34,247	$ 34,305,211
Series 2018-H20, Class FA, 1.72%, (1 mo. USD LIBOR + 0.60%), 12/20/68(1)	53,474	53,512,915
Series 2019-H02, Class FE, 1.67%, (1 mo. USD LIBOR + 0.55%), 1/20/69(1)	21,082	21,111,622
Series 2020-76, Class ZL, 2.75%, 5/20/50	619	608,897
Series 2021-1, Class CZ, 2.50%, 12/20/50	697	506,973
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,528	1,460,454
Series 2021-8, Class ZG, 2.50%, 1/20/51	4,623	4,075,673
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,802	3,363,931
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,486	3,082,293
Series 2021-25, Class JZ, 2.50%, 2/20/51	2,020	1,795,466
Series 2021-49, Class VZ, 2.50%, 3/20/51	610	566,980
Series 2021-77, Class ZG, 3.00%, 7/20/50	341	301,813
Series 2021-86, Class ZJ, 1.50%, 5/20/51	368	259,307
Series 2021-97, Class MZ, 3.00%, 8/20/50	5,576	4,983,715
Series 2021-97, Class ZC, 3.00%, 8/20/50	7,147	6,301,132
Series 2021-105, Class MZ, 3.00%, 6/20/51	4,613	3,952,492
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,460	1,188,159
Series 2021-107, Class GZ, 3.00%, 6/20/51	3,189	3,080,901
Series 2021-114, Class JZ, 3.00%, 6/20/51	1,991	1,650,777
Series 2021-118, Class EZ, 2.50%, 7/20/51	6,866	5,868,209
Series 2021-118, Class JZ, 2.50%, 7/20/51	19,446	16,485,137
Series 2021-121, Class ZE, 2.50%, 7/20/51	643	473,803
Series 2021-122, Class ZL, 2.50%, 7/20/51	11,127	9,568,553
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,583	2,184,861
Series 2021-136, Class WZ, 3.00%, 8/20/51	6,112	5,710,830
Series 2021-136, Class Z, 2.50%, 8/20/51	11,021	9,369,710
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,337	1,224,344
Series 2021-138, Class Z, 2.50%, 8/20/51	11,344	9,777,634
Series 2021-139, Class UZ, 3.00%, 8/20/51	8,438	7,449,082
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,109	5,246,904
Series 2021-154, Class ZL, 3.00%, 9/20/51	7,948	7,086,789
Series 2021-156, Class ZQ, 2.50%, 9/20/51	4,817	4,152,653
Series 2021-159, Class ZJ, 2.50%, 9/20/51	8,153	7,075,201
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,716	6,525,185
Series 2021-160, Class NZ, 3.00%, 9/20/51	2,561	2,447,053
Series 2021-172, Class ZA, 3.00%, 9/20/51	1,949	1,815,091
Series 2021-175, Class DZ, 3.00%, 10/20/51	2,105	2,013,797
Series 2021-177, Class JZ, 3.00%, 10/20/51	5,154	4,549,709
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,335	1,144,568
Series 2021-194, Class HZ, 3.00%, 11/20/51	8,975	8,414,112
Series 2021-199, Class ZM, 3.00%, 11/20/51	3,678	3,523,805
Series 2021-213, Class NZ, 3.00%, 12/20/51	7,584	7,144,670
Series 2021-214, Class LZ, 3.00%, 12/20/51	10,030	9,544,990

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2021-228, Class JZ, 3.00%, 12/20/51	$7,722	$ 7,201,050
Series 2022-31, Class ZD, 3.00%, 2/20/52	2,366	2,259,135
Interest Only:(4)
Series 2014-98, Class IM, 0.283%, 1/20/43(6)	5,988	96,533
Series 2015-151, Class KI, 0.33%, 11/20/42(6)	7,420	128,291
Series 2017-104, Class SD, 4.074%, (6.20% - 1 mo. USD LIBOR), 7/20/47(3)	2,687	351,859
Series 2017-121, Class DS, 2.374%, (4.50% - 1 mo. USD LIBOR), 8/20/47(3)	3,036	210,620
Series 2018-127, Class SG, 4.124%, (6.25% - 1 mo. USD LIBOR), 9/20/48(3)	7,567	831,385
Series 2019-27, Class SA, 3.924%, (6.05% - 1 mo. USD LIBOR), 2/20/49(3)	2,647	412,244
Series 2019-38, Class SQ, 3.924%, (6.05% - 1 mo. USD LIBOR), 3/20/49(3)	7,357	893,896
Series 2019-43, Class BS, 3.924%, (6.05% - 1 mo. USD LIBOR), 4/20/49(3)	4,129	611,690
Series 2020-97, Class MI, 2.50%, 3/20/50	6,112	699,921
Series 2020-116, Class MI, 2.00%, 8/20/50	553	70,334
Series 2020-134, Class IM, 2.50%, 9/20/50	16,242	2,184,005
Series 2020-146, Class IQ, 2.00%, 10/20/50	151,465	17,008,343
Series 2020-146, Class QI, 2.00%, 10/20/50	45,909	5,017,487
Series 2020-151, Class AI, 2.00%, 10/20/50	93,839	11,171,969
Series 2020-162, Class BI, 2.00%, 10/20/50	21,258	2,494,789
Series 2020-167, Class KI, 2.00%, 11/20/50	94,209	10,406,382
Series 2020-167, Class YI, 2.00%, 11/20/50	112,463	12,629,384
Series 2020-173, Class DI, 2.00%, 11/20/50	92,504	10,869,662
Series 2020-176, Class AI, 2.00%, 11/20/50	31,247	3,515,207
Series 2020-176, Class HI, 2.50%, 11/20/50	21,914	2,780,512
Series 2020-181, Class TI, 2.00%, 12/20/50	90,697	10,207,160
Series 2020-185, Class BI, 2.00%, 12/20/50	18,166	2,018,140
Series 2021-9, Class GI, 2.00%, 1/20/51	44,684	5,081,125
Series 2021-15, Class AI, 2.00%, 1/20/51	24,383	2,877,686
Series 2021-23, Class TI, 2.50%, 2/20/51	12,825	1,485,749
Series 2021-30, Class AI, 2.00%, 2/20/51	10,294	1,213,589
Series 2021-46, Class IM, 2.50%, 3/20/51	5,163	677,707
Series 2021-56, Class SD, 1.236%, (2.30% - 30-day average SOFR), 9/20/50(3)	16,488	335,018
Series 2021-56, Class SE, 1.236%, (2.30% - 30-day average SOFR), 10/20/50(3)	6,054	129,778
Series 2021-67, Class SA, 0.795%, (2.30% - 30-day average SOFR), 10/20/50(3)	53,532	1,282,770
Series 2021-77, Class SB, 1.624%, (3.75% - 1 mo. USD LIBOR), 5/20/51(3)	18,627	993,082
Series 2021-77, Class SE, 1.624%, (1 mo. USD LIBOR + 3.75%), 5/20/51(1)	11,329	598,230
Series 2021-97, Class IG, 2.50%, 8/20/49	87,301	9,066,439
Series 2021-97, Class QI, 3.00%, 6/20/51	19,527	2,432,051
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-98, Class EI, 3.00%, 6/20/51	$38,614	$ 4,699,437
Series 2021-114, Class MI, 3.00%, 6/20/51	14,275	1,777,166
Series 2021-122, Class NI, 3.00%, 7/20/51	9,785	1,218,601
Series 2021-125, Class SA, 1.624%, (3.75% - 1 mo. USD LIBOR), 7/20/51(3)	21,338	1,201,702
Series 2021-131, Class QI, 3.00%, 7/20/51	38,586	4,000,837
Series 2021-140, Class YS, 0.104%, (1.70% - 1 mo. USD LIBOR), 8/20/51(3)	23,561	141,958
Series 2021-160, Class DI, 3.00%, 9/20/51	32,514	4,281,722
Series 2021-160, Class IT, 2.50%, 9/20/51	46,264	4,917,103
Series 2021-175, Class SA, 0.204%, (1.80% - 1 mo. USD LIBOR), 10/20/51(3)	118,557	738,610
Series 2021-187, Class SB, 0.204%, (1.80% - 1 mo. USD LIBOR), 10/20/51(3)	47,624	279,871
Series 2021-193, Class IU, 3.00%, 11/20/49	78,132	8,544,673
Series 2021-193, Class YS, 0.945%, (2.45% - 30-day average SOFR), 11/20/51(3)	56,568	1,055,647
Series 2021-196, Class GI, 3.00%, 11/20/51	36,140	4,543,051
Series 2021-201, Class PI, 3.00%, 11/20/51	33,155	3,331,579
Series 2021-209, Class IW, 3.00%, 11/20/51	20,692	2,204,940
Series 2022-104, Class IO, 2.50%, 6/20/51	29,733	3,572,952
Series 2022-119, Class CS, 1.56%, (3.00% - 30-day average SOFR), 7/20/52(3)	225,000	2,733,728
Series 2022-119, Class SC, 1.64%, (3.00% - 30-day average SOFR), 7/20/52(3)	25,000	332,290
Series 2022-126, Class AS, 2.176%, (3.69% - 30-day average SOFR), 7/20/52(3)	67,095	1,467,703
Series 2022-126, Class SC, 2.216%, (3.73% - 30-day average SOFR), 7/20/52(3)	50,000	1,125,000
Series 2022-135, Class SA, (3.00% - 30-day average SOFR), 6/20/52(3)(7)	139,625	1,769,609
Principal Only:(5)
Series 2009-117, Class PO, 0.00%, 12/16/39	880	718,205
Series 2010-88, Class OA, 0.00%, 7/20/40	580	467,423
Series 2015-24, Class KO, 0.00%, 6/20/35	758	682,777
Total Collateralized Mortgage Obligations (identified cost $1,660,310,273)		$ 1,468,336,556

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Government National Mortgage Association Participation Agreements — 13.5%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements:
3.97%, (SOFR + 1.70%), 11/1/22(1)(8)	$332,463	$ 333,531,449
3.97%, (SOFR + 1.70%), 9/5/23(1)(8)	620,860	621,733,155
Total Government National Mortgage Association Participation Agreements (identified cost $953,323,181)		$ 955,264,604

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(4)
Series 2021-SB91, Class X1, 0.57%, 8/25/41(6)	$47,747	$ 1,789,204
Series 2021-SB92, Class X1, 0.586%, 8/25/41(6)	25,372	906,616
Government National Mortgage Association:
Interest Only:(4)
Series 2021-101, Class IO, 0.686%, 4/16/63(6)	58,168	3,683,038
Series 2021-132, Class IO, 0.719%, 4/16/63(6)	59,576	3,904,354
Series 2021-144, Class IO, 0.825%, 4/16/63(6)	52,838	3,738,346
Series 2021-186, Class IO, 0.768%, 5/16/63(6)	48,800	3,317,793
Series 2022-3, Class IO, 0.641%, 2/16/61(6)	69,365	4,064,535
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $24,355,686)		$ 21,403,886

U.S. Government Agency Mortgage-Backed Securities — 76.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
1.673%, (COF + 1.29%), with maturity at 2034(9)	$24	$ 24,106
1.743%, (COF + 1.25%), with maturity at 2025(9)	61	60,626
2.40%, (1 yr. CMT + 2.27%), with maturity at 2023(9)	4	3,791
2.525%, (COF + 2.27%), with maturity at 2025(9)	129	129,121
2.647%, (1 yr. CMT + 2.25%), with maturity at 2038(9)	486	498,900
2.754%, (1 yr. CMT + 2.31%), with maturity at 2036(9)	601	622,788
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
2.781%, (1 yr. CMT + 1.98%), with maturity at 2034(9)	$649	$ 672,070
2.793%, (COF + 1.25%), with maturity at 2035(9)	367	364,468
2.82%, (1 yr. CMT + 2.24%), with maturity at 2036(9)	520	538,817
3.00%, with various maturities to 2050	96,303	93,259,756
3.033%, (1 yr. CMT + 2.26%), with maturity at 2035(9)	1,585	1,640,766
3.303%, (COF + 1.25%), with maturity at 2032(9)	99	98,515
3.50%, with various maturities to 2052	217,869	217,207,055
4.00%, with maturity at 2050	817	826,170
4.028%, (COF + 1.25%), with maturity at 2029(9)	7	6,635
4.051%, (COF + 2.29%), with maturity at 2037(9)	528	540,374
4.172%, (5 yr. CMT + 2.51%), with maturity at 2032(9)	167	166,826
4.403%, (COF + 1.25%), with maturity at 2030(9)	151	158,918
4.50%, with various maturities to 2052	199,409	203,018,709
4.693%, (COF + 1.25%), with maturity at 2033(9)	234	237,825
5.00%, with various maturities to 2052	291,449	300,175,167
6.00%, with maturity at 2029	128	135,549
7.00%, with maturity at 2033	90	93,092
Federal National Mortgage Association:
1.632%, (COF + 1.25%), with maturity at 2033(9)	132	129,557
1.705%, (12 mo. MTA + 1.26%), with maturity at 2038(9)	21	21,140
1.743%, (COF + 1.25%), with various maturities to 2027(9)	121	119,921
1.793%, (COF + 1.25%), with maturity at 2037(9)	80	79,361
2.188%, (COF + 1.69%), with maturity at 2029(9)	1	551
2.365%, (12 mo. USD LIBOR + 1.75%), with maturity at 2035(9)	404	410,987
2.463%, (COF + 2.20%), with maturity at 2030(9)	54	54,146
2.595%, (1 yr. CMT + 2.11%), with maturity at 2037(9)	579	603,529
2.595%, (1 yr. CMT + 2.16%), with maturity at 2031(9)	114	114,574
2.603%, (COF + 1.31%), with maturity at 2036(9)	70	71,042
2.643%, (1 yr. CMT + 2.17%), with maturity at 2036(9)	188	194,231
2.676%, (1 yr. CMT + 2.21%), with maturity at 2039(9)	935	964,327

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
2.931%, (COF + 1.26%), with maturity at 2036(9)	$139	$ 142,550
2.94%, (1 yr. CMT + 2.25%), with maturity at 2033(9)	1,258	1,311,073
2.99%, (1 yr. CMT + 2.52%), with maturity at 2038(9)	454	469,439
3.00%, with various maturities to 2050	46,700	45,343,668
3.004%, (1 yr. CMT + 2.10%), with maturity at 2040(9)	238	244,327
3.175%, (12 mo. USD LIBOR + 1.80%), with maturity at 2034(9)	162	166,038
3.194%, (COF + 1.25%), with maturity at 2034(9)	241	247,131
3.226%, (COF + 1.25%), with maturity at 2034(9)	290	300,351
3.256%, (COF + 1.25%), with maturity at 2035(9)	103	104,806
3.50%, with various maturities to 2052	355,997	354,840,862
3.512%, (COF + 1.81%), with maturity at 2036(9)	448	467,535
3.52%, (COF + 2.33%), with maturity at 2026(9)	74	75,373
3.528%, (COF + 1.25%), with maturity at 2034(9)	113	115,133
3.558%, (1 yr. CMT + 2.09%), with maturity at 2033(9)	195	203,614
3.68%, (COF + 1.74%), with maturity at 2035(9)	275	288,190
3.971%, (COF + 1.26%), with maturity at 2036(9)	39	40,813
4.00%, 30-Year, TBA(10)	150,000	150,785,198
4.00%, with various maturities to 2052	32,049	32,381,413
4.012%, (COF + 1.81%), with maturity at 2034(9)	214	226,450
4.078%, (COF + 1.79%), with maturity at 2035(9)	177	186,919
4.103%, (COF + 1.25%), with maturity at 2033(9)	191	204,148
4.166%, (COF + 1.87%), with maturity at 2034(9)	99	102,627
4.50%, with various maturities to 2052	588,170	598,795,062
4.50%, 30-Year, TBA(10)	300,000	305,249,955
4.675%, (COF + 1.49%), with maturity at 2029(9)	266	281,108
4.982%, (COF + 1.73%), with maturity at 2034(9)	69	73,949
5.00%, 30-Year, TBA(10)	63,800	65,537,028
5.00%, with various maturities to 2052	426,104	438,847,986
5.50%, with maturity at 2052	1,018	1,065,562
5.50%, 30-Year, TBA(10)	75,000	77,360,344
6.00%, with various maturities to 2031	20	20,631
6.334%, (COF + 2.00%), with maturity at 2032(9)	32	35,132
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
1.75%, (1 yr. CMT + 1.50%), with various maturities to 2027(9)	$66	$ 65,429
2.00%, (1 yr. CMT + 1.50%), with maturity at 2026(9)	38	37,976
2.50%, with maturity at 2051	2,241	2,113,665
3.00%, with maturity at 2051	97,134	94,950,885
3.50%, with various maturities to 2052	60,435	60,228,944
4.00%, with various maturities to 2050	2,567	2,605,850
4.50%, 30-Year, TBA(10)	85,700	87,171,319
4.50%, with various maturities to 2052	21,947	22,443,806
5.00%, with various maturities to 2052(11)	272,000	279,022,986
5.00%, with various maturities to 2052	52,684	54,307,228
5.00%, 30-Year, TBA(10)	1,670,550	1,712,378,150
5.50%, 30-Year, TBA(10)	97,200	99,902,612
5.50%, with maturity at 2052(11)	98,500	101,599,918
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,416,544,977)		$ 5,415,586,593

U.S. Government Guaranteed Small Business Administration Pools & Loans — 3.1%
Security	Principal Amount (000's omitted)	Value
2.375%, (USD Prime - 2.375%), 2/25/29(1)	$50,822	$ 51,161,350
2.50%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(1)	53,038	53,639,370
2.55%, (USD Prime - 2.20%), 4/25/44(1)	26,140	26,508,972
3.75%, (USD Prime - 1.00%), 4/25/44(1)	26,506	28,049,257
4.075%, (USD Prime - 0.675%), 2/25/44(1)	22,639	24,132,695
Interest Only:(12)(13)
1.03%, 1/18/39	411	10,900
1.26%, 2/15/44	1,469	65,272
1.51%, 2/15/44	1,079	53,861
1.56%, 3/14/44	542	27,476
1.68%, 11/1/43	1,593	80,600
1.76%, 12/18/28	107	3,591
1.81%, 7/10/43 to 3/15/44	5,733	294,119
1.88%, 12/18/43 to 12/27/43	5,962	327,856
1.91%, 7/15/42 to 4/15/44	18,010	978,232
1.93%, 6/14/43 to 2/8/44	25,713	1,453,188
2.01%, 3/12/29 to 2/15/44	4,055	228,914
2.06%, 3/15/29 to 3/21/44	14,547	897,526
2.13%, 9/14/43 to 1/9/44	5,066	308,789
2.16%, 3/15/42 to 4/15/44	2,692	172,343
2.162%, 11/1/32 to 5/16/43(14)	65,871	3,302,334

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
2.18%, 12/3/28 to 2/15/44	$16,156	$ 1,024,860
2.26%, 12/28/28 to 1/15/44	4,395	281,795
2.31%, 12/15/28 to 8/11/44	27,251	1,802,966
2.38%, 8/31/28 to 12/27/43	3,236	214,168
2.41%, 6/15/42 to 4/15/44	22,026	1,557,211
2.43%, 5/7/28 to 2/12/44	12,418	878,705
2.48%, 3/15/44	2,600	194,958
2.507%, 2/21/33 to 4/1/43(14)	14,939	1,028,044
2.51%, 7/12/28 to 1/15/44	3,574	241,621
2.56%, 12/15/28 to 9/18/44	28,294	2,103,844
2.61%, 4/15/29	70	3,425
2.63%, 9/13/42 to 1/11/44	3,726	292,714
2.66%, 2/15/29 to 4/15/44	14,688	1,137,403
2.68%, 10/19/28 to 2/19/44	18,466	1,346,892
2.76%, 10/1/28 to 2/15/44	10,312	678,823
2.775%, 3/21/23 to 12/13/42(14)	22,476	1,243,547
2.81%, 3/15/29 to 4/24/44	22,327	1,731,302
2.88%, 7/12/43 to 12/27/43	3,811	320,286
2.91%, 3/15/44	684	61,663
2.93%, 10/1/28 to 1/28/44	5,529	443,447
3.01%, 10/13/28 to 1/15/44	1,602	121,623
3.06%, 1/15/29 to 2/21/44	2,838	253,367
3.13%, 9/29/43 to 1/31/44	7,900	750,839
3.18%, 5/8/28 to 2/19/44	9,355	704,353
3.205%, 1/21/24 to 7/28/42(14)	12,387	689,999
3.26%, 10/18/28 to 3/15/44	3,821	341,925
3.31%, 4/15/29 to 2/28/44	3,640	401,982
3.36%, 1/15/29	54	3,420
3.38%, 8/28/43 to 1/16/44	8,363	897,803
3.43%, 4/27/28 to 7/27/43	22,533	1,693,998
3.444%, 3/10/26 to 3/23/42(14)	365	30,594
3.51%, 10/4/28 to 3/15/44	15,310	1,364,714
3.56%, 12/28/28 to 3/15/44	10,770	900,172
3.61%, 12/27/28	10	718
3.66%, 11/15/43 to 4/15/44	10,937	1,209,867
3.98%, 12/11/28 to 12/13/28	341	26,382
4.11%, 12/31/28	31	2,470
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $232,355,015)		$ 217,678,545

Short-Term Investments — 24.9%
Affiliated Fund — 8.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(15)	634,468,416	$ 634,468,416
Total Affiliated Fund (identified cost $634,468,416)		$ 634,468,416

U.S. Treasury Obligations — 16.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 10/20/22	$199,970	$ 198,943,488
0.00%, 10/27/22	975	969,451
U.S. Treasury Floating Rate Notes:(1)
2.461%, (3 mo. Treasury Bill Rate - 0.075%), 4/30/24	185,950	186,162,742
2.521%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24	706,000	707,780,228
2.565%, (3 mo. Treasury Bill Rate + 0.029%), 7/31/23	37,500	37,628,291
Total U.S. Treasury Obligations (identified cost $1,130,791,532)		$ 1,131,484,200
Total Short-Term Investments (identified cost $1,765,259,948)		$ 1,765,952,616
Total Purchased Swaptions — 0.3% (identified cost $18,019,584)		$ 24,275,927
Total Investments — 139.2% (identified cost $10,070,168,664)		$ 9,868,498,727
Total Written Swaptions — (0.1)% (premiums received $17,842,461)		$ (8,506,373)

TBA Sale Commitments — (6.9)%
U.S. Government Agency Mortgage-Backed Securities — (6.9)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 3.00%, 30-Year, TBA(10)	$ (150,000)	$ (144,468,772)

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 3.50%, 15-Year, TBA(10)	$ (50,000)	$ (50,394,493)
Federal National Mortgage Association, 3.50%, 30-Year, TBA(10)	(300,000)	(297,023,505)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $476,042,969)		$ (491,886,770)
Total TBA Sale Commitments (proceeds $476,042,969)		$ (491,886,770)
Other Assets, Less Liabilities — (32.2)%		$(2,279,368,445)
Net Assets — 100.0%		$ 7,088,737,139
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(2)	Principal amount is less than $500.
(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2022.
(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2022.
(7)	When-issued, variable rate security whose interest rate will be determined after July 31, 2022.
(8)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(9)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2022.
(10)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(11)	When-issued security.
(12)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(13)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.
(14)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2022 of all interest only securities comprising the certificate.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Purchased Interest Rate Swaptions — 0.3%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/4/33 to pay 3.29% and receive SOFR	Bank of America, N.A.	USD	234,000,000	12/30/22	$ 1,137,123
Option to enter into interest rate swap expiring 3/27/33 to pay 2.47% and receive SOFR	Bank of America, N.A.	USD	125,000,000	3/23/23	3,467,774
Option to enter into interest rate swap expiring 8/3/52 to pay 1.89% and receive SOFR	Goldman Sachs International	USD	100,000,000	8/1/22	12,225,967
Option to enter into interest rate swap expiring 1/5/33 to pay 3.16% and receive SOFR	Goldman Sachs International	USD	94,000,000	1/3/23	607,559
Option to enter into interest rate swap expiring 3/9/28 to pay 1.88% and receive SOFR	Goldman Sachs International	USD	180,000,000	3/7/23	5,419,235
Option to enter into interest rate swap expiring 10/14/32 to pay 3.07% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	450,000,000	10/12/22	1,418,269
Total					$24,275,927

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions — (0.1)%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/4/33 to pay 2.29% and receive SOFR	Bank of America, N.A.	USD	(234,000,000)	12/30/22	$(4,125,984)
Option to enter into interest rate swap expiring 3/8/53 to pay 1.13% and receive SOFR	Bank of America, N.A.	USD	(115,000,000)	3/6/23	(361,045)
Option to enter into interest rate swap expiring 3/27/33 to pay 1.87% and receive SOFR	Bank of America, N.A.	USD	(125,000,000)	3/23/23	(1,332,271)
Option to enter into interest rate swap expiring 8/3/52 to pay 1.49% and receive SOFR	Goldman Sachs International	USD	(100,000,000)	8/1/22	0
Option to enter into interest rate swap expiring 1/5/33 to pay 2.16% and receive SOFR	Goldman Sachs International	USD	(94,000,000)	1/3/23	(1,281,524)
Option to enter into interest rate swap expiring 3/9/28 to pay 1.28% and receive SOFR	Goldman Sachs International	USD	(180,000,000)	3/7/23	(512,044)
Option to enter into interest rate swap expiring 10/14/52 to pay 1.98% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	(135,000,000)	10/12/22	(893,505)
Total					$(8,506,373)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	2,453	Long	9/21/22	$ 388,340,563	$ 3,392,304
U.S. 5-Year Treasury Note	(13,964)	Short	9/30/22	(1,588,077,726)	(12,720,676)
U.S. 10-Year Treasury Note	(13,555)	Short	9/21/22	(1,642,061,172)	(13,043,041)
					$(22,371,413)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	300,000	Receives	3-month USD LIBOR (pays semi-annually)	2.01% (pays semi-annually)	2/16/52	$45,131,141	$ —	$45,131,141
USD	300,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	36,416,303	—	36,416,303
USD	100,000	Receives	SOFR (pays annually)	1.94% (pays annually)	4/21/52	11,786,167	—	11,786,167
Total						$93,333,611	$ —	$93,333,611
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
LIBOR	– London Interbank Offered Rate
MTA	– Monthly Treasury Average
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts, interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.
Affiliated Investments
At July 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $634,468,416, which represents 8.9% of the Fund's net assets. Transactions (in thousands) in affiliated funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$2,318,224	$5,437,885	$(7,755,921)	$(188)	$ —	$ —	$872	—
Liquidity Fund	—	4,987,303	(4,352,835)	—	—	634,468	2,554	634,468
Total				$(188)	$ —	$634,468	$3,426
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,468,336,556	$ —	$1,468,336,556
Government National Mortgage Association Participation Agreements	—	955,264,604	—	955,264,604
U.S. Government Agency Commercial Mortgage-Backed Securities	—	21,403,886	—	21,403,886
U.S. Government Agency Mortgage-Backed Securities	—	5,415,586,593	—	5,415,586,593
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	217,678,545	—	217,678,545
Short-Term Investments:
Affiliated Fund	634,468,416	—	—	634,468,416
U.S. Treasury Obligations	—	1,131,484,200	—	1,131,484,200
Purchased Interest Rate Swaptions	—	24,275,927	—	24,275,927
Total Investments	$634,468,416	$9,234,030,311	$ —	$9,868,498,727

Eaton Vance
Short Duration Government Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 3,392,304	$ —	$ —	$ 3,392,304
Swap Contracts	—	93,333,611	—	93,333,611
Total	$637,860,720	$9,327,363,922	$ —	$9,965,224,642
Liability Description
TBA Sale Commitments	$ —	$ (491,886,770)	$ —	$ (491,886,770)
Written Interest Rate Swaptions	—	(8,506,373)	—	(8,506,373)
Futures Contracts	(25,763,717)	—	—	(25,763,717)
Total	$(25,763,717)	$ (500,393,143)	$ —	$ (526,156,860)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.